UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 36.3% †

Common Stock – 36.3%
Advertising – 0.0% *
Omnicom Group Inc.	821	$59,662	(a)
The Interpublic Group of Companies Inc.	1,166	26,853	(a)
		86,515
Aerospace & Defense – 1.1%
Arconic Inc.	1,319	30,390	(a)
General Dynamics Corp.	931	205,658	(a)
Harris Corp.	409	65,963	(a)
Huntington Ingalls Industries Inc.	145	37,375	(a)
L3 Technologies Inc.	272	56,576	(a)
Lockheed Martin Corp.	835	282,172	(a)
Northrop Grumman Corp.	586	204,584	(a)
Raytheon Co.	969	209,130	(a)
Rockwell Collins Inc.	547	73,763	(a)
Textron Inc.	898	52,955	(a)
The Boeing Co.	1,884	617,726	(a)
TransDigm Group Inc.	165	50,645	(a)
United Technologies Corp.	2,524	317,570	(a)
		2,204,507
Agricultural & Farm Machinery – 0.1%
Deere & Co.	1,094	169,920	(a)
Agricultural Products – 0.0% *
Archer-Daniels-Midland Co.	1,905	82,620
Air Freight & Logistics – 0.3%
CH Robinson Worldwide Inc.	443	41,513	(a)
Expeditors International of Washington Inc.	597	37,790	(a)
FedEx Corp.	833	200,012	(a)
United Parcel Service Inc., Class B	2,333	244,172	(a)
		523,487
Airlines – 0.2%
Alaska Air Group Inc.	455	28,192
American Airlines Group Inc.	1,444	75,030	(a)
Delta Air Lines Inc.	2,150	117,842	(a)
Southwest Airlines Co.	1,892	108,374	(a)
United Continental Holdings Inc.	826	57,382	(a,b)
		386,820
Alternative Carriers – 0.0% *
CenturyLink Inc.	3,414	56,092	(a)
Apparel Retail – 0.2%
Foot Locker Inc.	400	18,216	(a)
L Brands Inc.	887	33,892	(a)
Ross Stores Inc.	1,275	99,424	(a)
The Gap Inc.	810	25,272	(a)
The TJX Companies Inc.	2,128	173,560	(a)
		350,364
Apparel, Accessories & Luxury Goods – 0.1%
Hanesbrands Inc.	1,196	22,030	(a)
Michael Kors Holdings Ltd.	477	29,612	(b)
PVH Corp.	256	38,766	(a)
Ralph Lauren Corp.	208	23,254	(a)
Tapestry Inc.	936	49,243	(a)
Under Armour Inc., Class A	679	11,102	(a,b)
Under Armour Inc., Class C	682	9,787	(a,b)
VF Corp.	1,122	83,163	(a)
		266,957
Application Software – 0.5%
Adobe Systems Inc.	1,684	363,879	(a,b)
ANSYS Inc.	300	47,007	(a,b)
Autodesk Inc.	751	94,310	(b)
Cadence Design Systems Inc.	900	33,093	(a,b)
Citrix Systems Inc.	406	37,677	(a,b)
Intuit Inc.	808	140,067	(a)
salesforce.com Inc.	2,358	274,235	(a,b)
Synopsys Inc.	500	41,620	(a,b)
		1,031,888
Asset Management & Custody Banks – 0.4%
Affiliated Managers Group Inc.	202	38,295
Ameriprise Financial Inc.	506	74,858	(a)

	Number of Shares	Fair Value
BlackRock Inc.	418	$226,439	(a)
Franklin Resources Inc.	1,182	40,992	(a)
Invesco Ltd.	1,409	45,102	(a)
Northern Trust Corp.	732	75,491	(a)
State Street Corp.	1,259	125,560	(a,c)
T Rowe Price Group Inc.	799	86,268	(a)
The Bank of New York Mellon Corp.	3,475	179,067	(a)
		892,072
Auto Parts & Equipment – 0.0% *
BorgWarner Inc.	639	32,097	(a)
Automobile Manufacturers – 0.2%
Ford Motor Co.	13,505	149,635	(a)
General Motors Co.	4,323	157,098	(a)
		306,733
Automotive Retail – 0.1%
Advance Auto Parts Inc.	272	32,245	(a)
AutoZone Inc.	97	62,923	(a,b)
CarMax Inc.	603	37,350	(a,b)
O’Reilly Automotive Inc.	289	71,493	(a,b)
		204,011
Biotechnology – 1.0%
AbbVie Inc.	5,406	511,678	(a)
Alexion Pharmaceuticals Inc.	738	82,257	(b)
Amgen Inc.	2,277	388,183
Biogen Inc.	711	194,686	(a,b)
Celgene Corp.	2,562	228,556	(a,b)
Gilead Sciences Inc.	4,466	336,692	(a)
Incyte Corp.	580	48,331	(a,b)
Regeneron Pharmaceuticals Inc.	269	92,633	(a,b)
Vertex Pharmaceuticals Inc.	866	141,141	(a,b)
		2,024,157
Brewers – 0.0% *
Molson Coors Brewing Co., Class B	581	43,767	(a)
Broadcasting – 0.1%
CBS Corp., Class B	1,163	59,767	(a)
Discovery Communications Inc., Class A	561	12,022	(a,b)
Discovery Communications Inc., Class C	1,187	23,170	(a,b)
		94,959
Building Products – 0.1%
AO Smith Corp.	500	31,795	(a)
Fortune Brands Home & Security Inc.	570	33,567	(a)
Johnson Controls International PLC	3,210	113,121	(a)
Masco Corp.	1,093	44,201	(a)
		222,684
Cable & Satellite – 0.4%
Charter Communications Inc., Class A	634	197,313	(a,b)
Comcast Corp., Class A	15,816	540,433	(a)
DISH Network Corp., Class A	800	30,312	(a,b)
		768,058
Casinos & Gaming – 0.1%
MGM Resorts International	1,700	59,534	(a)
Wynn Resorts Ltd.	265	48,325	(a)
		107,859
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	1,124	118,784
Communications Equipment – 0.4%
Cisco Systems Inc.	16,410	703,825	(a)
F5 Networks Inc.	207	29,934	(a,b)
Juniper Networks Inc.	1,045	25,425	(a)
Motorola Solutions Inc.	513	54,019	(a)
		813,203
Computer & Electronics Retail – 0.0% *
Best Buy Company Inc.	828	57,952	(a)
Construction & Engineering – 0.0% *
Fluor Corp.	514	29,411	(a)
Jacobs Engineering Group Inc.	446	26,381	(a)
Quanta Services Inc.	558	19,167	(a,b)
		74,959
Construction Machinery & Heavy Trucks – 0.2%
Caterpillar Inc.	2,022	298,002	(a)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Cummins Inc.	539	$87,367	(a	)
PACCAR Inc.	1,225	81,058	(a	)
		466,427
Construction Materials – 0.1%
Martin Marietta Materials Inc.	211	43,740	(a	)
Vulcan Materials Co.	449	51,263	(a	)
		95,003
Consumer Finance – 0.3%
American Express Co.	2,420	225,738
Capital One Financial Corp.	1,631	156,282	(a	)
Discover Financial Services	1,247	89,697	(a	)
Navient Corp.	919	12,057	(a	)
Synchrony Financial	2,486	83,356	(a	)
		567,130
Copper – 0.0% *
Freeport-McMoRan Inc.	4,627	81,296	(a,b	)
Data Processing & Outsourced Services – 1.1%
Alliance Data Systems Corp.	158	33,632
Automatic Data Processing Inc.	1,527	173,284	(a	)
Fidelity National Information Services Inc.	1,152	110,938	(a	)
Fiserv Inc.	1,364	97,267	(a,b	)
Global Payments Inc.	568	63,343	(a	)
Mastercard Inc., Class A	3,116	545,799	(a	)
Paychex Inc.	1,109	68,303	(a	)
PayPal Holdings Inc.	3,795	287,927	(a,b	)
The Western Union Co.	1,491	28,672	(a	)
Total System Services Inc.	531	45,804	(a	)
Visa Inc., Class A	6,138	734,227	(a	)
		2,189,196
Department Stores – 0.0% *
Kohl’s Corp.	552	36,162	(a	)
Macy’s Inc.	1,129	33,576	(a	)
Nordstrom Inc.	429	20,768	(a	)
		90,506
Distillers & Vintners – 0.1%
Brown-Forman Corp., Class B	892	48,525	(a	)
Constellation Brands Inc., Class A	584	133,105	(a	)
		181,630
Distributors – 0.0% *
Genuine Parts Co.	490	44,022	(a	)
LKQ Corp.	1,036	39,316	(a,b	)
		83,338
Diversified Banks – 1.9%
Bank of America Corp.	32,592	977,434	(a	)
Citigroup Inc.	8,755	590,962	(a	)
JPMorgan Chase & Co.	11,690	1,285,549	(a	)
U.S. Bancorp	5,381	271,741	(a	)
Wells Fargo & Co.	14,955	783,792	(a	)
		3,909,478
Diversified Chemicals – 0.3%
DowDuPont Inc.	7,966	507,514	(a	)
Eastman Chemical Co.	486	51,312	(a	)
		558,826
Diversified Support Services – 0.0% *
Cintas Corp.	297	50,662	(a	)
Drug Retail – 0.2%
CVS Health Corp.	3,436	213,754	(a	)
Walgreens Boots Alliance Inc.	2,851	186,655	(a	)
		400,409
Electric Utilities – 0.7%
Alliant Energy Corp.	840	34,322
American Electric Power Company Inc.	1,646	112,899
Duke Energy Corp.	2,418	187,322	(a	)
Edison International	1,143	72,763	(a	)
Entergy Corp.	600	47,268	(a	)
Eversource Energy	1,102	64,930	(a	)
Exelon Corp.	3,260	127,173	(a	)
FirstEnergy Corp.	1,572	53,464	(a	)
NextEra Energy Inc.	1,599	261,165	(a	)
PG&E Corp.	1,788	78,547	(a	)
Pinnacle West Capital Corp.	411	32,798	(a	)
PPL Corp.	2,380	67,330	(a	)

	Number of Shares	Fair Value
The Southern Co.	3,410	$152,291	(a	)
Xcel Energy Inc.	1,776	80,772	(a	)
		1,373,044
Electrical Components & Equipment – 0.2%
Acuity Brands Inc.	136	18,930	(a	)
AMETEK Inc.	755	57,357
Eaton Corporation PLC	1,458	116,509
Emerson Electric Co.	2,174	148,484	(a	)
Rockwell Automation Inc.	444	77,345	(a	)
		418,625
Electronic Components – 0.1%
Amphenol Corp., Class A	1,069	92,073
Corning Inc.	3,033	84,560	(a	)
		176,633
Electronic Equipment & Instruments – 0.0% *
FLIR Systems Inc.	503	25,155	(a	)
Electronic Manufacturing Services – 0.0% *
IPG Photonics Corp.	100	23,338	(b	)
Environmental & Facilities Services – 0.1%
Republic Services Inc.	772	51,130	(a	)
Stericycle Inc.	314	18,378	(a,b	)
Waste Management Inc.	1,312	110,365	(a	)
		179,873
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	861	32,485	(a	)
FMC Corp.	424	32,466	(a	)
Monsanto Co.	1,517	177,019	(a	)
The Mosaic Co.	1,294	31,418	(a	)
		273,388
Financial Exchanges & Data – 0.3%
Cboe Global Markets Inc.	400	45,640	(a	)
CME Group Inc.	1,173	189,721	(a	)
Intercontinental Exchange Inc.	2,000	145,040	(a	)
Moody’s Corp.	574	92,586	(a	)
Nasdaq Inc.	421	36,299	(a	)
S&P Global Inc.	879	167,942	(a	)
		677,228
Food Distributors – 0.1%
Sysco Corp.	1,638	98,214	(a	)
Food Retail – 0.0% *
The Kroger Co.	3,027	72,466	(a	)
Footwear – 0.1%
NIKE Inc., Class B	4,435	294,661	(a	)
General Merchandise Stores – 0.1%
Dollar General Corp.	839	78,489	(a	)
Dollar Tree Inc.	812	77,059	(a,b	)
Target Corp.	1,845	128,098	(a	)
		283,646
Gold – 0.0% *
Newmont Mining Corp.	1,860	72,670	(a	)
Health Care REITs – 0.1%
HCP Inc.	1,527	35,472	(a	)
Ventas Inc.	1,238	61,318	(a	)
Welltower Inc.	1,269	69,072	(a	)
		165,862
Healthcare Distributors – 0.1%
AmerisourceBergen Corp.	568	48,967	(a	)
Cardinal Health Inc.	1,102	69,074	(a	)
Henry Schein Inc.	554	37,234	(a,b	)
McKesson Corp.	705	99,313	(a	)
		254,588
Healthcare Equipment – 0.8%
Abbott Laboratories	5,957	356,944
Baxter International Inc.	1,698	110,438	(a	)
Becton Dickinson and Co.	887	192,213	(a	)
Boston Scientific Corp.	4,559	124,552	(a,b	)
Danaher Corp.	2,054	201,107	(a	)
Edwards Lifesciences Corp.	690	96,269	(a,b	)
Hologic Inc.	948	35,417	(a,b	)
IDEXX Laboratories Inc.	301	57,608	(a,b	)
Intuitive Surgical Inc.	381	157,288	(a,b	)
ResMed Inc.	500	49,235	(a	)
Stryker Corp.	1,088	175,081	(a	)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Varian Medical Systems Inc.	321	$39,371	(a,b	)
Zimmer Biomet Holdings Inc.	700	76,328	(a	)
		1,671,851
Healthcare Facilities – 0.1%
HCA Healthcare Inc.	942	91,374	(a	)
Universal Health Services Inc., Class B	306	36,233	(a	)
		127,607
Healthcare Services – 0.1%
DaVita Inc.	532	35,080	(a,b	)
Envision Healthcare Corp.	433	16,640	(a,b	)
Express Scripts Holding Co.	1,937	133,808	(a,b	)
Laboratory Corporation of America Holdings	346	55,965	(a,b	)
Quest Diagnostics Inc.	465	46,640	(a	)
		288,133
Healthcare Supplies – 0.1%
Align Technology Inc.	250	62,782	(b	)
DENTSPLY SIRONA Inc.	753	37,883	(a	)
The Cooper Companies Inc.	171	39,127	(a	)
		139,792
Healthcare Technology – 0.0% *
Cerner Corp.	1,026	59,508	(a,b	)
Home Building – 0.1%
DR Horton Inc.	1,153	50,548	(a	)
Lennar Corp., Class A	976	57,525	(a	)
PulteGroup Inc.	899	26,511	(a	)
		134,584
Home Entertainment Software – 0.2%
Activision Blizzard Inc.	2,535	171,011	(a	)
Electronic Arts Inc.	1,068	129,485	(a,b	)
Take-Two Interactive Software Inc.	390	38,134	(b	)
		338,630
Home Furnishings – 0.0% *
Leggett & Platt Inc.	494	21,914	(a	)
Mohawk Industries Inc.	212	49,230	(a,b	)
		71,144
Home Improvement Retail – 0.5%
Lowe’s Companies Inc.	2,806	246,227	(a	)
The Home Depot Inc.	3,963	706,365	(a	)
		952,592
Hotel & Resort REITs – 0.0% *
Host Hotels & Resorts Inc.	2,433	45,351	(a	)
Hotels, Resorts & Cruise Lines – 0.2%
Carnival Corp.	1,409	92,402	(a	)
Hilton Worldwide Holdings Inc.	700	55,132	(a	)
Marriott International Inc., Class A	998	135,708	(a	)
Norwegian Cruise Line Holdings Ltd.	600	31,782	(b	)
Royal Caribbean Cruises Ltd.	571	67,229	(a	)
Wyndham Worldwide Corp.	348	39,822	(a	)
		422,075
Household Appliances – 0.0% *
Whirlpool Corp.	249	38,124	(a	)
Household Products – 0.6%
Church & Dwight Company Inc.	875	44,065	(a	)
Colgate-Palmolive Co.	3,005	215,398	(a	)
Kimberly-Clark Corp.	1,170	128,852	(a	)
The Clorox Co.	446	59,367	(a	)
The Procter & Gamble Co.	8,528	676,100	(a	)
		1,123,782
Housewares & Specialties – 0.0% *
Newell Brands Inc.	1,682	42,857	(a	)
Human Resource & Employment Services – 0.0% *
Robert Half International Inc.	476	27,556	(a	)
Hypermarkets & Super Centers – 0.4%
Costco Wholesale Corp.	1,494	281,514	(a	)
Walmart Inc.	4,952	440,580	(a	)
		722,094
Independent Power Producers & Energy Traders – 0.0% *
AES Corp.	2,435	27,686	(a	)
NRG Energy Inc.	1,065	32,514	(a	)
		60,200

	Number of Shares	Fair Value
Industrial Conglomerates – 0.6%
3M Co.	2,021	$443,650	(a	)
General Electric Co.	29,703	400,396	(a	)
Honeywell International Inc.	2,562	370,235	(a	)
Roper Technologies Inc.	355	99,645	(a	)
		1,313,926
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	723	114,979
Praxair Inc.	964	139,105	(a	)
		254,084
Industrial Machinery – 0.3%
Dover Corp.	543	53,334	(a	)
Flowserve Corp.	482	20,885	(a	)
Fortive Corp.	1,011	78,373	(a	)
Illinois Tool Works Inc.	1,027	160,890	(a	)
Ingersoll-Rand PLC	834	71,315
Parker-Hannifin Corp.	463	79,187	(a	)
Snap-on Inc.	182	26,852	(a	)
Stanley Black & Decker Inc.	521	79,817	(a	)
Xylem Inc.	563	43,306	(a	)
		613,959
Industrial REITs – 0.1%
Duke Realty Corp.	1,300	34,424	(a	)
Prologis Inc. REIT	1,852	116,657	(a	)
		151,081
Insurance Brokers – 0.1%
Arthur J Gallagher & Co.	657	45,156	(a	)
Marsh & McLennan Companies Inc.	1,714	141,559	(a	)
		186,715
Integrated Oil & Gas – 1.0%
Chevron Corp.	6,446	735,102	(a	)
Exxon Mobil Corp.	14,431	1,076,697	(a	)
Occidental Petroleum Corp.	2,602	169,026	(a	)
		1,980,825
Integrated Telecommunication Services – 0.7%
AT&T Inc.	20,841	742,982	(a	)
Verizon Communications Inc.	13,927	665,989	(a	)
		1,408,971
Internet & Direct Marketing Retail – 1.4%
Amazon.com Inc.	1,363	1,972,724	(b	)
Booking Holdings Inc.	166	345,345	(b	)
Expedia Group Inc.	410	45,268	(a	)
Netflix Inc.	1,478	436,527	(a,b	)
TripAdvisor Inc.	422	17,256	(a,b	)
		2,817,120
Internet Software & Services – 1.8%
Akamai Technologies Inc.	540	38,329	(a,b	)
Alphabet Inc., Class A	1,013	1,050,623	(a,b	)
Alphabet Inc., Class C	1,037	1,069,966	(b	)
eBay Inc.	3,210	129,170	(a,b	)
Facebook Inc., Class A	8,128	1,298,773	(a,b	)
VeriSign Inc.	287	34,027	(a,b	)
		3,620,888
Investment Banking & Brokerage – 0.4%
E*TRADE Financial Corp.	913	50,589	(a,b	)
Morgan Stanley	4,706	253,936	(a	)
Raymond James Financial Inc.	470	42,023	(a	)
The Charles Schwab Corp.	4,106	214,415	(a	)
The Goldman Sachs Group Inc.	1,185	298,454	(a	)
		859,417
IT Consulting & Other Services – 0.4%
Cognizant Technology Solutions Corp., Class A	1,961	157,860	(a	)
CSRA Inc.	537	22,141	(a	)
DXC Technology Co.	944	94,900	(a	)
Gartner Inc.	300	35,286	(a,b	)
International Business Machines Corp.	2,891	443,566	(a	)
		753,753
Leisure Products – 0.0% *
Hasbro Inc.	415	34,985	(a	)
Mattel Inc.	1,263	16,608	(a	)
		51,593

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Life & Health Insurance – 0.3%
Aflac Inc.	2,614	$114,389
Brighthouse Financial Inc.	341	17,527	(a,b	)
Lincoln National Corp.	774	56,548	(a	)
MetLife Inc.	3,530	161,992	(a	)
Principal Financial Group Inc.	888	54,088	(a	)
Prudential Financial Inc.	1,458	150,976	(a	)
Torchmark Corp.	375	31,564	(a	)
Unum Group	757	36,041	(a	)
		623,125
Life Sciences Tools & Services – 0.3%
Agilent Technologies Inc.	1,118	74,794	(a	)
Illumina Inc.	484	114,427	(a,b	)
IQVIA Holdings Inc.	500	49,055	(a,b	)
Mettler-Toledo International Inc.	88	50,603	(a,b	)
PerkinElmer Inc.	405	30,667	(a	)
Thermo Fisher Scientific Inc.	1,360	280,786	(a	)
Waters Corp.	270	53,635	(a,b	)
		653,967
Managed Healthcare – 0.7%
Aetna Inc.	1,096	185,224	(a	)
Anthem Inc.	855	187,844
Centene Corp.	601	64,229	(a,b	)
Cigna Corp.	807	135,366	(a	)
Humana Inc.	469	126,081	(a	)
UnitedHealth Group Inc.	3,289	703,846	(a	)
		1,402,590
Metal & Glass Containers – 0.0% *
Ball Corp.	1,192	47,334	(a	)
Motorcycle Manufacturers – 0.0% *
Harley-Davidson Inc.	553	23,713	(a	)
Movies & Entertainment – 0.5%
The Walt Disney Co.	5,080	510,235	(a	)
Time Warner Inc.	2,619	247,705	(a	)
Twenty-First Century Fox Inc., Class A	3,521	129,186	(a	)
Twenty-First Century Fox Inc., Class B	1,409	51,245	(a	)
Viacom Inc., Class B	1,283	39,850	(a	)
		978,221
Multi-Line Insurance – 0.1%
American International Group Inc.	3,104	168,920
Assurant Inc.	211	19,288	(a	)
Loews Corp.	911	45,304	(a	)
The Hartford Financial Services Group Inc.	1,195	61,566	(a	)
		295,078
Multi-Sector Holdings – 0.6%
Berkshire Hathaway Inc., Class B	6,525	1,301,607	(a,b	)
Leucadia National Corp.	997	22,662	(a	)
		1,324,269
Multi-Utilities – 0.4%
Ameren Corp.	800	45,304
CenterPoint Energy Inc.	1,491	40,854	(a	)
CMS Energy Corp.	979	44,339	(a	)
Consolidated Edison Inc.	1,065	83,006	(a	)
Dominion Energy Inc.	2,225	150,032	(a	)
DTE Energy Co.	623	65,041	(a	)
NiSource Inc.	1,192	28,501	(a	)
Public Service Enterprise Group Inc.	1,768	88,824	(a	)
SCANA Corp.	528	19,826	(a	)
Sempra Energy	874	97,206	(a	)
WEC Energy Group Inc.	1,096	68,719	(a	)
		731,652
Office REITs – 0.1%
Alexandria Real Estate Equities Inc.	330	41,214
Boston Properties Inc.	538	66,293	(a	)
SL Green Realty Corp.	275	26,628	(a	)
Vornado Realty Trust	601	40,447	(a	)
		174,582
Oil & Gas Drilling – 0.0% *
Helmerich & Payne Inc.	400	26,624	(a	)
Oil & Gas Equipment & Services – 0.3%
Baker Hughes a GE Co.	1,492	41,433	(a	)
Halliburton Co.	2,963	139,083	(a	)

	Number of Shares	Fair Value
National Oilwell Varco Inc.	1,295	$47,669	(a	)
Schlumberger Ltd.	4,679	303,106	(a	)
		531,291
Oil & Gas Exploration & Production – 0.5%
Anadarko Petroleum Corp.	1,874	113,208
Apache Corp.	1,321	50,832
Cabot Oil & Gas Corp.	1,618	38,800	(a	)
Cimarex Energy Co.	308	28,798	(a	)
Concho Resources Inc.	517	77,721	(a,b	)
ConocoPhillips	3,936	233,365	(a	)
Devon Energy Corp.	1,834	58,303	(a	)
EOG Resources Inc.	1,969	207,277	(a	)
EQT Corp.	838	39,813	(a	)
Hess Corp.	865	43,786	(a	)
Marathon Oil Corp.	2,929	47,245	(a	)
Newfield Exploration Co.	729	17,802	(a,b	)
Noble Energy Inc.	1,583	47,965	(a	)
Pioneer Natural Resources Co.	597	102,553	(a	)
Range Resources Corp.	694	10,091	(a	)
		1,117,559
Oil & Gas Refining & Marketing – 0.2%
Andeavor	503	50,582	(a	)
Marathon Petroleum Corp.	1,649	120,558	(a	)
Phillips 66	1,455	139,563	(a	)
Valero Energy Corp.	1,505	139,619	(a	)
		450,322
Oil & Gas Storage & Transportation – 0.1%
Kinder Morgan Inc.	6,481	97,604	(a	)
ONEOK Inc.	1,341	76,330	(a	)
The Williams Companies Inc.	2,813	69,931	(a	)
		243,865
Packaged Foods & Meats – 0.4%
Campbell Soup Co.	716	31,010	(a	)
Conagra Brands Inc.	1,436	52,960	(a	)
General Mills Inc.	1,944	87,597	(a	)
Hormel Foods Corp.	997	34,217	(a	)
Kellogg Co.	833	54,153	(a	)
McCormick & Company Inc.	373	39,683	(a	)
Mondelez International Inc., Class A	4,984	207,982	(a	)
The Hershey Co.	463	45,818	(a	)
The JM Smucker Co.	390	48,364	(a	)
The Kraft Heinz Co.	2,013	125,390	(a	)
Tyson Foods Inc., Class A	993	72,678	(a	)
		799,852
Paper Packaging – 0.1%
Avery Dennison Corp.	279	29,644	(a	)
International Paper Co.	1,429	76,352	(a	)
Packaging Corporation of America	300	33,810	(a	)
Sealed Air Corp.	614	26,273	(a	)
WestRock Co.	843	54,095	(a	)
		220,174
Personal Products – 0.1%
Coty Inc., Class A	1,737	31,787	(a	)
The Estee Lauder Companies Inc., Class A	771	115,434	(a	)
		147,221
Pharmaceuticals – 1.7%
Allergan PLC	1,115	187,643
Bristol-Myers Squibb Co.	5,583	353,125	(a	)
Eli Lilly & Co.	3,289	254,470	(a	)
Johnson & Johnson	9,094	1,165,396	(a	)
Merck & Company Inc.	9,183	500,198	(a	)
Mylan N.V.	1,800	74,106	(b	)
Nektar Therapeutics	550	58,443	(b	)
Pfizer Inc.	20,313	720,909	(a	)
Zoetis Inc.	1,624	135,620	(a	)
		3,449,910
Property & Casualty Insurance – 0.2%
Cincinnati Financial Corp.	523	38,838	(a	)
The Allstate Corp.	1,210	114,708
The Progressive Corp.	1,923	117,168	(a	)
The Travelers Companies Inc.	909	126,224	(a	)
		396,938

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Publishing – 0.0% *
News Corp., Class A	1,411	$22,294	(a	)
News Corp., Class B	442	7,116	(a	)
		29,410
Railroads – 0.3%
CSX Corp.	2,959	164,846	(a	)
Kansas City Southern	351	38,557	(a	)
Norfolk Southern Corp.	985	133,743	(a	)
Union Pacific Corp.	2,694	362,155	(a	)
		699,301
Real Estate Services – 0.0% *
CBRE Group Inc., Class A	1,009	47,645	(a,b	)
Regional Banks – 0.5%
BB&T Corp.	2,647	137,750	(a	)
Citizens Financial Group Inc.	1,661	69,729	(a	)
Comerica Inc.	556	53,337	(a	)
Fifth Third Bancorp	2,411	76,549	(a	)
Huntington Bancshares Inc.	3,607	54,466	(a	)
KeyCorp	3,722	72,765	(a	)
M&T Bank Corp.	516	95,130	(a	)
People’s United Financial Inc.	1,150	21,459	(a	)
Regions Financial Corp.	3,967	73,707	(a	)
SunTrust Banks Inc.	1,623	110,429	(a	)
SVB Financial Group	180	43,202	(b	)
The PNC Financial Services Group Inc.	1,582	239,261	(a	)
Zions Bancorporation	652	34,380	(a	)
		1,082,164
Research & Consulting Services – 0.1%
Equifax Inc.	406	47,831	(a	)
Nielsen Holdings PLC	1,101	35,001
Verisk Analytics Inc.	514	53,456	(a,b	)
		136,288
Residential REITs – 0.2%
Apartment Investment & Management Co., Class A	579	23,594	(a	)
AvalonBay Communities Inc.	477	78,447	(a	)
Equity Residential	1,281	78,935	(a	)
Essex Property Trust Inc.	223	53,672	(a	)
Mid-America Apartment Communities Inc.	396	36,131	(a	)
UDR Inc.	987	35,157	(a	)
		305,936
Restaurants – 0.4%
Chipotle Mexican Grill Inc.	83	26,818	(a,b	)
Darden Restaurants Inc.	388	33,077	(a	)
McDonald’s Corp.	2,698	421,913	(a	)
Starbucks Corp.	4,785	277,004	(a	)
Yum! Brands Inc.	1,168	99,432	(a	)
		858,244
Retail REITs – 0.2%
Federal Realty Investment Trust	265	30,769	(a	)
GGP Inc.	1,957	40,041	(a	)
Kimco Realty Corp.	1,570	22,608	(a	)
Realty Income Corp.	955	49,402	(a	)
Regency Centers Corp.	500	29,490	(a	)
Simon Property Group Inc.	1,052	162,376	(a	)
The Macerich Co.	346	19,383	(a	)
		354,069
Semiconductor Equipment – 0.2%
Applied Materials Inc.	3,612	200,863
KLA-Tencor Corp.	528	57,557	(a	)
Lam Research Corp.	542	110,113	(a	)
		368,533
Semiconductors – 1.2%
Advanced Micro Devices Inc.	2,850	28,642	(b	)
Analog Devices Inc.	1,274	116,100
Intel Corp.	15,883	827,187	(a	)
Microchip Technology Inc.	798	72,905	(a	)
Micron Technology Inc.	3,942	205,536	(a,b	)
NVIDIA Corp.	2,051	474,991	(a	)
Qorvo Inc.	392	27,616	(a,b	)
QUALCOMM Inc.	4,975	275,665	(a	)
Skyworks Solutions Inc.	646	64,768	(a	)

	Number of Shares	Fair Value
Texas Instruments Inc.	3,332	$346,161	(a	)
Xilinx Inc.	853	61,621	(a	)
		2,501,192
Soft Drinks – 0.6%
Dr Pepper Snapple Group Inc.	589	69,726	(a	)
Monster Beverage Corp.	1,397	79,922	(a,b	)
PepsiCo Inc.	4,849	529,268	(a	)
The Coca-Cola Co.	12,997	564,460	(a	)
		1,243,376
Specialized Consumer Services – 0.0% *
H&R Block Inc.	765	19,439	(a	)
Specialized REITs – 0.4%
American Tower Corp.	1,475	214,377	(a	)
Crown Castle International Corp.	1,372	150,385	(a	)
Digital Realty Trust Inc.	701	73,871	(a	)
Equinix Inc.	264	110,389	(a	)
Extra Space Storage Inc.	465	40,623	(a	)
Iron Mountain Inc.	905	29,738	(a	)
Public Storage	521	104,403	(a	)
SBA Communications Corp.	400	68,368	(a,b	)
Weyerhaeuser Co.	2,623	91,805	(a	)
		883,959
Specialty Chemicals – 0.2%
Albemarle Corp.	370	34,314
Ecolab Inc.	869	119,114	(a	)
International Flavors & Fragrances Inc.	276	37,787	(a	)
PPG Industries Inc.	835	93,186	(a	)
The Sherwin-Williams Co.	273	107,049	(a	)
		391,450
Specialty Stores – 0.1%
Tiffany & Co.	331	32,325	(a	)
Tractor Supply Co.	385	24,263	(a	)
Ulta Salon Cosmetics & Fragrance Inc.	207	42,284	(a,b	)
		98,872
Steel – 0.0% *
Nucor Corp.	1,076	65,733	(a	)
Systems Software – 1.5%
CA Inc.	957	32,442	(a	)
Microsoft Corp.	26,128	2,384,703	(a	)
Oracle Corp.	10,289	470,722	(a	)
Red Hat Inc.	613	91,650	(a,b	)
Symantec Corp.	2,143	55,396	(a	)
		3,034,913
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc.	17,225	2,890,010
Hewlett Packard Enterprise Co.	5,273	92,488	(a	)
HP Inc.	5,629	123,388	(a	)
NetApp Inc.	917	56,570	(a	)
Western Digital Corp.	974	89,871	(a	)
Xerox Corp.	786	22,621	(a	)
		3,274,948
Tires & Rubber – 0.0% *
The Goodyear Tire & Rubber Co.	844	22,434	(a	)
Tobacco – 0.5%
Altria Group Inc.	6,453	402,151	(a	)
Philip Morris International Inc.	5,263	523,142	(a	)
		925,293
Trading Companies & Distributors – 0.1%
Fastenal Co.	968	52,843	(a	)
United Rentals Inc.	282	48,710	(a,b	)
WW Grainger Inc.	183	51,655	(a	)
		153,208
Trucking – 0.0% *
JB Hunt Transport Services Inc.	297	34,794	(a	)
Water Utilities – 0.0% *
American Water Works Company Inc.	598	49,114
Total Common Stock (Cost $65,053,659)		74,480,571

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

	Number of Shares	Fair Value
Preferred Stock – 0.0% *

Diversified Banks – 0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR	1,469	$38,620	(a,d)
Total Preferred Stock (Cost $36,725)		38,620
Total Domestic Equity (Cost $65,090,384)		74,519,191

Foreign Equity – 1.0%

Common Stock – 1.0%
Auto Parts & Equipment – 0.1%
Aptiv PLC	870	73,924	(a)
Building Products – 0.0% *
Allegion PLC	354	30,193
Consumer Electronics – 0.0% *
Garmin Ltd.	425	25,045
Electronic Manufacturing Services – 0.1%
TE Connectivity Ltd.	1,162	116,084
Healthcare Equipment – 0.2%
Medtronic PLC	4,591	368,290
Industrial Machinery – 0.0% *
Pentair PLC	518	35,291
Insurance Brokers – 0.1%
Aon PLC	815	114,369	(a)
Willis Towers Watson PLC	445	67,724
		182,093
IT Consulting & Other Services – 0.2%
Accenture PLC, Class A	2,100	322,350	(a)
Oil & Gas Equipment & Services – 0.0% *
TechnipFMC PLC	1,406	41,407	(a)
Pharmaceuticals – 0.0% *
Perrigo Company PLC	446	37,170
Property & Casualty Insurance – 0.1%
Chubb Ltd.	1,591	217,601
XL Group Ltd.	874	48,297	(a)
		265,898
Reinsurance – 0.0%*
Everest Re Group Ltd.	141	36,211	(a)
Research & Consulting Services – 0.0%*
IHS Markit Ltd.	1,170	56,441	(b)
Semiconductors – 0.2%
Broadcom Ltd.	1,383	325,904
Technology Hardware, Storage & Peripherals – 0.0%*
Seagate Technology PLC	988	57,818	(a)
Total Foreign Equity (Cost $1,698,645)		1,974,119

		Principal Amount	Fair Value
Bonds and Notes – 29.5%

U.S. Treasuries – 11.3%
U.S. Treasury Bonds
2.75%	08/15/42	$15,000	14,499	(a)
3.00%	02/15/48	944,800	950,252
3.75%	11/15/43	168,000	191,952	(a)
4.50%	02/15/36	687,500	849,667	(a)
U.S. Treasury Notes
1.25%	12/31/18 – 08/31/19	6,686,200	6,634,049	(a)
1.38%	12/15/19	4,008,200	3,948,878	(a)
1.50%	08/15/20	1,758,000	1,724,493	(a)
1.50%	02/28/23	1,690,200	1,607,532
1.63%	03/31/19 – 08/31/22	1,369,000	1,321,464	(a)
1.88%	08/31/24	910,000	868,195	(a)
2.13%	12/31/22	768,000	753,254	(a)

		Principal Amount	Fair Value
2.25%	11/15/25 – 11/15/27	$3,620,400	$3,503,987
2.25%	08/15/27	785,000	752,776	(a)
			23,120,998
Agency Mortgage Backed – 3.2%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 – 02/01/35	2,518	2,651	(a)
5.00%	07/01/35 – 06/01/41	153,455	165,109	(a)
5.50%	05/01/20 – 04/01/39	37,180	40,660	(a)
6.00%	05/01/20 – 11/01/37	95,986	105,558	(a)
6.50%	11/01/28 – 07/01/29	5,603	6,311	(a)
7.00%	06/01/29 – 08/01/36	17,689	19,297	(a)
7.50%	09/01/33	1,154	1,199	(a)
8.00%	07/01/26 – 11/01/30	2,010	2,228	(a)
8.50%	04/01/30	6,424	7,611	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 – 05/01/43	461,716	454,599	(a)
3.50%	11/01/42 – 08/01/45	1,013,526	1,023,023	(a)
4.00%	05/01/19 – 03/01/41	237,400	245,692	(a)
4.50%	05/01/18 – 01/01/41	860,359	909,164	(a)
5.00%	07/01/20 – 06/01/41	253,228	272,611	(a)
5.50%	06/01/20 – 01/01/39	148,288	161,240	(a)
6.00%	02/01/20 – 05/01/41	434,646	476,265	(a)
6.50%	01/01/19 – 08/01/36	15,604	17,260	(a)
7.00%	05/01/33 – 12/01/33	576	592	(a)
7.50%	12/01/26 – 12/01/33	5,021	5,508	(a)
8.00%	06/01/24 – 12/01/30	6,886	7,038	(a)
9.00%	12/01/22	446	471	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	493	506	(a,d)
Federal National Mortgage Assoc. TBA
3.00%	TBA	809,934	802,333	(e)
3.50%	TBA	716,023	729,828	(e)
Government National Mortgage Assoc.
4.00%	01/20/41 – 04/20/43	367,203	380,865	(a)
4.50%	08/15/33 – 03/20/41	164,948	173,930	(a)
5.00%	08/15/33	8,405	8,908	(a)
6.00%	07/15/33 – 04/15/34	8,039	9,062	(a)
6.50%	04/15/28 – 07/15/36	12,748	14,259	(a)
7.00%	04/15/28 – 10/15/36	6,274	6,767	(a)
7.50%	07/15/23 – 04/15/28	7,532	7,647	(a)
8.00%	05/15/30	187	191	(a)
9.00%	12/15/21	222	236	(a)
5.00%	TBA	400,000	421,372	(e)
5.50%	TBA	50,000	54,346	(e)
			6,534,337
Agency Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	153,082	338	(a,d,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 – 11/15/30	86,319	6,501	(a,f)
5.50%	06/15/33	6,339	1,256	(a,f)
7.50%	07/15/27	6,310	932	(a,f)
Federal Home Loan Mortgage Corp. REMIC 6.60% – 1 month USD LIBOR
4.82%	08/15/25	38,288	2,563	(a,d,f)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	252	229	(g,h)
8.00%	02/01/23	348	47	(f)
8.00%	07/01/24	574	93	(a,f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	160	157	(a,g,h)
1.18%	12/25/42	35,404	1,273	(a,d,f)
5.00%	09/25/40	37,031	3,918	(a,f)
8.00%	05/25/22	1	10	(a,f)
Federal National Mortgage Assoc. REMIC 6.00% – 1 month USD LIBOR
4.13%	07/25/38 – 12/25/41	138,343	20,574	(a,d,f)
Federal National Mortgage Assoc. REMIC 6.60% – 1 month USD LIBOR
4.73%	10/25/43	234,999	46,167	(a,d,f)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 – 01/25/36	16,101	3,118	(a,f)
5.00%	03/25/38 – 05/25/38	9,108	1,819	(a,f)
5.50%	12/25/33	3,115	702	(a,f)
6.00%	01/25/35	8,129	1,587	(a,f)
7.50%	11/25/23	7,642	1,070	(a,f)
8.00%	08/25/23 – 07/25/24	1,857	331	(a,f)
8.50%	07/25/22	150	15	(a,f)
8.50%	07/25/22	3	—	(a,f,**)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
9.00%	05/25/22	$177	$17	(a,f	)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 – 08/16/39	26,306	1,969	(a,f	)
5.00%	01/20/38	441	—	(a,f,	**)
5.00%	09/20/38	6,317	207	(a,f	)
Government National Mortgage Assoc. REMIC 6.80% – 1 month USD LIBOR
5.01%	01/16/40	62,021	10,263	(a,d,f	)
			105,156
Asset Backed – 0.7%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	357,738	351,288	(a	)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	150,000	149,754
BA Credit Card Trust 2017-A2
1.84%	01/17/23	361,000	353,597	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	131,000	130,632
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	446,000	439,498	(a	)
			1,424,769
Corporate Notes – 12.6%
21st Century Fox America Inc.
3.38%	11/15/26	8,000	7,898	(a	)
4.50%	02/15/21	19,000	19,803
4.75%	11/15/46	6,000	6,519	(a	)
6.65%	11/15/37	49,000	64,211	(a	)
Abbott Laboratories
2.90%	11/30/21	88,000	87,050	(a	)
3.75%	11/30/26	59,000	58,645	(a	)
4.90%	11/30/46	24,000	26,408	(a	)
AbbVie Inc.
2.00%	11/06/18	49,000	48,829	(a	)
3.20%	05/14/26	59,000	56,106	(a	)
4.45%	05/14/46	17,000	16,919	(a	)
4.70%	05/14/45	16,000	16,489	(a	)
Acadia Healthcare Company Inc.
6.50%	03/01/24	44,000	45,870	(a	)
Activision Blizzard Inc.
2.30%	09/15/21	61,000	58,964
AES Corp.
4.88%	05/15/23	74,000	75,110	(a	)
Aetna Inc.
3.50%	11/15/24	55,000	53,994	(a	)
Aflac Inc.
4.00%	10/15/46	12,000	11,699	(a	)
Agrium Inc.
4.90%	06/01/43	16,000	16,584	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	54,000	52,339	(a,i	)
3.55%	07/26/27	54,000	51,916	(a,i	)
4.50%	07/26/47	14,000	13,628	(a,i	)
Allergan Funding SCS
3.00%	03/12/20	57,000	56,712	(a	)
3.45%	03/15/22	26,000	25,790	(a	)
4.55%	03/15/35	14,000	13,747	(a	)
4.75%	03/15/45	11,000	10,768	(a	)
Altria Group Inc.
2.95%	05/02/23	32,000	31,213	(a	)
3.88%	09/16/46	12,000	11,193	(a	)
4.50%	05/02/43	13,000	13,179	(a	)
Amazon.com Inc.
2.80%	08/22/24	43,000	41,684	(a,i	)
3.15%	08/22/27	28,000	27,021	(a,i	)
3.88%	08/22/37	21,000	20,899	(a,i	)
4.05%	08/22/47	19,000	18,941	(a,i	)
4.25%	08/22/57	24,000	24,038	(a,i	)
American Axle & Manufacturing Inc.
6.25%	04/01/25	37,000	36,861	(a	)
6.50%	04/01/27	19,000	18,953	(a	)
6.63%	10/15/22	20,000	20,700	(a	)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	36,000	36,060	(a	)
4.13%	07/01/24	28,000	28,141	(a	)
American Express Credit Corp.
2.25%	05/05/21	48,000	46,718

		Principal Amount	Fair Value
American International Group Inc.
4.50%	07/16/44	$51,000	$50,359	(a	)
6.40%	12/15/20	19,000	20,499
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	25,000	25,407	(d	)
American Tower Corp. (REIT)
3.38%	10/15/26	19,000	17,804	(a	)
3.40%	02/15/19	134,000	134,579	(a	)
American Water Capital Corp.
2.95%	09/01/27	45,000	42,894	(a	)
Amgen Inc.
2.20%	05/22/19	64,000	63,543	(a	)
2.65%	05/11/22	55,000	53,647	(a	)
3.20%	11/02/27	42,000	39,883	(a	)
4.56%	06/15/48	29,000	29,579	(a	)
Amkor Technology Inc.
6.63%	06/01/21	49,000	49,276	(a	)
Anadarko Petroleum Corp.
4.85%	03/15/21	5,000	5,195	(a	)
6.20%	03/15/40	24,000	28,372	(a	)
6.60%	03/15/46	5,000	6,277	(a	)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	14,000	13,760	(a	)
5.25%	01/15/25	186,000	189,106	(a	)
5.50%	10/15/19	71,000	72,597
6.25%	10/15/22	51,000	53,231
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	32,000	31,735	(a	)
3.65%	02/01/26	90,000	89,395	(a	)
4.70%	02/01/36	23,000	24,333	(a	)
4.90%	02/01/46	74,000	79,566	(a	)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	103,000	100,051	(a	)
4.00%	04/13/28	52,000	52,760	(e	)
4.38%	04/15/38	30,000	30,660	(e	)
4.60%	04/15/48	26,000	26,952	(e	)
4.75%	04/15/58	21,000	21,623	(e	)
Anthem Inc.
3.30%	01/15/23	46,000	45,488	(a	)
Apache Corp.
5.10%	09/01/40	24,000	24,675	(a	)
Apple Inc.
2.50%	02/09/22	47,000	46,314	(a	)
2.85%	05/11/24	55,000	53,620	(a	)
3.35%	02/09/27	36,000	35,568	(a	)
3.45%	02/09/45	30,000	27,665	(a	)
3.85%	08/04/46	58,000	56,717	(a	)
4.25%	02/09/47	9,000	9,394	(a	)
4.65%	02/23/46	10,000	11,011	(a	)
Applied Materials Inc.
3.30%	04/01/27	42,000	41,271	(a	)
4.35%	04/01/47	14,000	14,852	(a	)
Aptiv PLC
4.40%	10/01/46	21,000	20,843	(a	)
Aramark Services Inc.
5.00%	02/01/28	20,000	19,550	(a,i	)
5.13%	01/15/24	47,000	47,940	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	43,000	39,635	(a	)
Arconic Inc.
5.13%	10/01/24	41,000	41,692	(a	)
6.15%	08/15/20	20,000	21,025	(a	)
Ascension Health
4.85%	11/15/53	13,000	15,022	(a	)
AstraZeneca PLC
2.38%	11/16/20	16,000	15,754	(a	)
3.38%	11/16/25	43,000	42,354	(a	)
AT&T Inc.
2.45%	06/30/20	44,000	43,485	(a	)
3.00%	06/30/22	55,000	53,997	(a	)
3.40%	08/14/24	26,000	26,183	(a	)
3.90%	08/14/27	18,000	18,104	(a	)
4.25%	03/01/27	52,000	52,538
4.45%	04/01/24	39,000	40,277	(a	)
4.50%	05/15/35	41,000	40,170	(a	)
4.75%	05/15/46	28,000	27,182	(a	)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
4.80%	06/15/44	$33,000	$32,204	(a	)
4.90%	08/14/37	43,000	43,429	(a	)
5.15%	02/14/50	44,000	44,396	(a	)
5.25%	03/01/37	36,000	38,077	(a	)
5.30%	08/14/58	25,000	25,287	(a	)
5.45%	03/01/47	45,000	47,849	(a	)
Athene Holding Ltd.
4.13%	01/12/28	46,000	44,129	(a	)
Avangrid Inc.
3.15%	12/01/24	66,000	64,180	(a	)
Bank of America Corp.
2.65%	04/01/19	63,000	62,975	(a	)
3.25%	10/21/27	79,000	74,632	(a	)
3.95%	04/21/25	52,000	51,517	(a	)
4.25%	10/22/26	24,000	24,164	(a	)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	42,000	41,250	(a,d	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	67,000	66,330	(a,d	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	143,000	139,049	(a,d	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	60,000	57,451	(a,d,i	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	48,000	45,971	(a,d	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	65,000	66,195	(a,d	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	37,000	38,583	(a,d	)
Bank of America Corp. (5.40% fixed rate until 04/30/18; 3.63% + 3 month USD LIBOR thereafter)
5.40%	12/31/49	95,000	95,043	(a,d	)
Barrick North America Finance LLC
5.70%	05/30/41	10,000	11,443	(a	)
BAT Capital Corp.
2.30%	08/14/20	43,000	42,155	(a,i	)
2.76%	08/15/22	41,000	39,684	(a,i	)
3.56%	08/15/27	58,000	55,616	(a,i	)
4.39%	08/15/37	19,000	18,828	(a,i	)
4.54%	08/15/47	22,000	21,650	(a,i	)
Baxalta Inc.
2.88%	06/23/20	41,000	40,683	(a	)
Becton Dickinson and Co.
2.89%	06/06/22	40,000	38,796	(a	)
3.70%	06/06/27	70,000	67,518	(a	)
3.73%	12/15/24	3,000	2,948	(a	)
4.67%	06/06/47	12,000	12,152	(a	)
4.69%	12/15/44	2,000	2,011	(a	)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	48,000	47,597
3.25%	04/15/28	28,000	27,032	(a,i	)
3.80%	07/15/48	20,000	19,091	(a,i	)
Berkshire Hathaway Inc.
4.50%	02/11/43	14,000	15,207	(a	)
Berry Global Inc.
5.13%	07/15/23	60,000	60,678	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	15,000	17,340	(a	)
Biogen Inc.
2.90%	09/15/20	16,000	15,899	(a	)
BNP Paribas S.A.
5.00%	01/15/21	19,000	19,982
Boston Scientific Corp.
4.00%	03/01/28	50,000	50,107
BP Capital Markets PLC
1.38%	05/10/18	50,000	49,938	(a	)
2.52%	01/15/20	19,000	18,885
3.22%	11/28/23	46,000	45,644	(a	)
3.28%	09/19/27	37,000	35,948	(a	)

		Principal Amount	Fair Value
Brighthouse Financial Inc.
3.70%	06/22/27	$5,000	$4,643	(a,i	)
4.70%	06/22/47	3,000	2,750	(a,i	)
Brixmor Operating Partnership LP
3.90%	03/15/27	26,000	24,916	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	16,000	15,536
2.65%	01/15/23	17,000	16,175
3.13%	01/15/25	20,000	18,862
3.88%	01/15/27	39,000	37,953
Brown-Forman Corp.
4.00%	04/15/38	13,000	13,123
Buckeye Partners LP
5.60%	10/15/44	16,000	16,007	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	23,000	22,228	(a	)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	43,000	43,663	(a	)
Campbell Soup Co.
3.30%	03/15/21	60,000	60,420
Canadian Natural Resources Ltd.
3.85%	06/01/27	13,000	12,750	(a	)
4.95%	06/01/47	10,000	10,461	(a	)
Capital One Financial Corp.
4.20%	10/29/25	72,000	71,267	(a	)
Cardinal Health Inc.
2.62%	06/15/22	16,000	15,462	(a	)
3.08%	06/15/24	20,000	19,090	(a	)
3.41%	06/15/27	9,000	8,478	(a	)
4.37%	06/15/47	9,000	8,514	(a	)
Caterpillar Financial Services Corp.
2.55%	11/29/22	65,000	63,188	(a	)
Caterpillar Inc.
3.80%	08/15/42	16,000	16,012
Catholic Health Initiatives
2.60%	08/01/18	30,000	30,037	(a	)
4.35%	11/01/42	24,000	22,188	(a	)
CBS Corp.
2.50%	02/15/23	38,000	36,149	(a	)
2.90%	01/15/27	23,000	20,863	(a	)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	44,000	44,770	(a,i	)
Celgene Corp.
3.45%	11/15/27	4,000	3,798	(a	)
4.35%	11/15/47	5,000	4,754	(a	)
4.55%	02/20/48	29,000	28,506	(a	)
Cenovus Energy Inc.
5.40%	06/15/47	7,000	7,046	(a	)
CenterPoint Energy Inc.
2.50%	09/01/22	45,000	43,570	(a	)
CenturyLink Inc.
5.80%	03/15/22	77,000	75,175	(a	)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	60,000	59,928	(a,i	)
CF Industries Inc.
7.13%	05/01/20	36,000	38,385	(a	)
Charles River Laboratories International Inc.
5.50%	04/01/26	35,000	35,481	(e,i	)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	60,000	60,000	(a	)
4.91%	07/23/25	65,000	66,295	(a	)
5.38%	05/01/47	18,000	17,529	(a	)
6.38%	10/23/35	7,000	7,795	(a	)
6.48%	10/23/45	15,000	16,569	(a	)
Chevron Corp.
2.42%	11/17/20	19,000	18,840
3.19%	06/24/23	38,000	38,079	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
3.70%	06/01/28	100,000	100,420	(i	)
Church & Dwight Company Inc.
2.45%	08/01/22	21,000	20,325	(a	)
Cigna Corp.
3.25%	04/15/25	45,000	43,039	(a	)
3.88%	10/15/47	25,000	22,331	(a	)
Cimarex Energy Co.
3.90%	05/15/27	7,000	6,911	(a	)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Cinemark USA Inc.
4.88%	06/01/23	$42,000	$41,423	(a	)
Cisco Systems Inc.
2.20%	02/28/21	86,000	84,419
Citigroup Inc.
1.75%	05/01/18	183,000	182,883	(a	)
2.05%	12/07/18	85,000	84,678	(a	)
2.70%	10/27/22	45,000	43,610	(a	)
2.90%	12/08/21	44,000	43,352	(a	)
4.45%	09/29/27	46,000	46,571	(a	)
4.75%	05/18/46	26,000	26,405	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	62,000	60,325	(a,d	)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	20,000	19,191	(a,d	)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	46,000	46,407	(a,d	)
CMS Energy Corp.
4.88%	03/01/44	45,000	49,678	(a	)
CNA Financial Corp.
3.45%	08/15/27	25,000	23,783	(a	)
5.88%	08/15/20	56,000	59,399	(a	)
CNH Industrial Capital LLC
3.38%	07/15/19	29,000	28,928	(a	)
4.38%	11/06/20	23,000	23,388
4.88%	04/01/21	28,000	28,820	(a	)
CNH Industrial N.V.
4.50%	08/15/23	50,000	51,031
Columbia Pipeline Group Inc.
3.30%	06/01/20	26,000	26,016	(a	)
Comcast Corp.
3.38%	08/15/25	22,000	21,558	(a	)
3.97%	11/01/47	15,000	14,204	(a	)
4.20%	08/15/34	39,000	39,353	(a	)
4.60%	08/15/45	38,000	39,366
Concho Resources Inc.
3.75%	10/01/27	13,000	12,712	(a	)
4.88%	10/01/47	16,000	16,926	(a	)
ConocoPhillips Co.
3.35%	11/15/24	37,000	36,732	(a	)
5.95%	03/15/46	8,000	10,314	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	40,000	38,208	(a	)
Constellation Brands Inc.
2.70%	05/09/22	38,000	36,752	(a	)
4.50%	05/09/47	11,000	10,984	(a	)
Corning Inc.
4.38%	11/15/57	21,000	19,520	(a	)
Corporation Andina de Fomento
2.20%	07/18/20	44,000	43,429	(a	)
4.38%	06/15/22	121,000	126,900	(a	)
Crane Co.
4.20%	03/15/48	10,000	9,950	(a	)
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%	02/01/26	15,000	14,495	(a,i	)
CSX Corp.
4.50%	08/01/54	25,000	24,713	(a	)
CVS Health Corp.
2.25%	08/12/19	52,000	51,501
3.13%	03/09/20	156,000	156,335
3.35%	03/09/21	156,000	156,958
3.70%	03/09/23	52,000	52,336
3.88%	07/20/25	28,000	27,752	(a	)
4.10%	03/25/25	52,000	52,496
4.30%	03/25/28	52,000	52,360
4.78%	03/25/38	62,000	63,017
5.05%	03/25/48	31,000	32,655
D.R. Horton Inc.
2.55%	12/01/20	47,000	46,312	(a	)
Daimler Finance North America LLC
2.38%	08/01/18	150,000	149,916	(a,i	)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	56,000	58,240	(a,i	)

		Principal Amount	Fair Value
Dell International LLC/EMC Corp.
3.48%	06/01/19	$64,000	$64,307	(a,i	)
5.45%	06/15/23	37,000	39,214	(a,i	)
6.02%	06/15/26	19,000	20,451	(a,i	)
8.10%	07/15/36	6,000	7,315	(i	)
8.35%	07/15/46	7,000	8,893	(a,i	)
Deutsche Bank AG
2.70%	07/13/20	43,000	42,109	(a	)
3.70%	05/30/24	23,000	22,212	(a	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	150,000	141,685	(a,i	)
Devon Energy Corp.
4.00%	07/15/21	64,000	65,160
5.00%	06/15/45	16,000	16,992	(a	)
Dexia Credit Local S.A.
2.25%	01/30/19	250,000	249,627	(a,i	)
Diageo Investment Corp.
2.88%	05/11/22	39,000	38,572	(a	)
Discovery Communications LLC
2.20%	09/20/19	45,000	44,511	(a	)
3.95%	03/20/28	45,000	43,148	(a	)
5.00%	09/20/37	20,000	19,942	(a	)
5.20%	09/20/47	10,000	9,967	(a	)
Dollar General Corp.
1.88%	04/15/18	88,000	87,962	(a	)
Dominion Energy Inc.
2.50%	12/01/19	51,000	50,531
2.58%	07/01/20	30,000	29,624	(a	)
3.63%	12/01/24	33,000	32,892	(a	)
DTE Energy Co.
2.85%	10/01/26	60,000	55,275	(a	)
3.85%	12/01/23	26,000	26,485	(a	)
Duke Energy Corp.
3.75%	09/01/46	8,000	7,244	(a	)
Duke Energy Progress LLC
4.15%	12/01/44	29,000	29,826	(a	)
Duke Realty LP
3.38%	12/15/27	21,000	20,037	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	43,000	41,368	(a,i	)
Eastman Chemical Co.
3.60%	08/15/22	15,000	15,114	(a	)
Eaton Corp.
3.10%	09/15/27	42,000	39,530	(a	)
Ecolab Inc.
3.25%	12/01/27	28,000	27,043	(a,i	)
3.95%	12/01/47	17,000	16,525	(a,i	)
Ecopetrol S.A.
5.88%	05/28/45	31,000	30,640	(a	)
7.63%	07/23/19	19,000	20,094
Edison International
4.13%	03/15/28	52,000	52,470
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.30%	05/01/20	39,000	39,250	(a,d	)
Electricite de France S.A.
2.15%	01/22/19	100,000	99,529	(a,i	)
Eli Lilly & Co.
3.70%	03/01/45	8,000	7,801	(a	)
EMC Corp.
2.65%	06/01/20	90,000	86,589	(a	)
Emera US Finance LP
4.75%	06/15/46	10,000	10,031	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	10,000	10,521	(a	)
Encana Corp.
3.90%	11/15/21	41,000	41,538	(a	)
Energy Transfer Equity LP
5.88%	01/15/24	157,000	162,102	(a	)
Energy Transfer Partners LP
6.50%	02/01/42	30,000	32,450	(a	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	34,000	34,393	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	29,000	27,047	(a	)
4.00%	03/15/33	20,000	20,429

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Enterprise Products Operating LLC
3.95%	02/15/27	$63,000	$63,425	(a)
4.25%	02/15/48	35,000	34,084	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	19,000	18,466	(a,d)
Envision Healthcare Corp.
6.25%	12/01/24	74,000	76,405	(a,i)
EOG Resources Inc.
4.15%	01/15/26	41,000	42,290	(a)
EQT Corp.
3.00%	10/01/22	16,000	15,541	(a)
3.90%	10/01/27	25,000	23,966	(a)
ERP Operating LP
4.50%	07/01/44	18,000	18,757	(a)
Exelon Corp.
3.50%	06/01/22	31,000	30,679	(a)
4.45%	04/15/46	42,000	42,985	(a)
Express Scripts Holding Co.
3.40%	03/01/27	29,000	27,317	(a)
4.80%	07/15/46	11,000	11,216	(a)
Exxon Mobil Corp.
2.22%	03/01/21	25,000	24,623	(a)
FirstEnergy Corp.
3.90%	07/15/27	14,000	13,732	(a)
4.85%	07/15/47	9,000	9,434	(a)
Florida Power & Light Co.
4.13%	02/01/42	26,000	27,031	(a)
Ford Motor Co.
4.35%	12/08/26	74,000	73,202	(a)
Freeport-McMoRan Inc.
3.10%	03/15/20	54,000	53,393	(a)
Frontier Communications Corp.
7.13%	03/15/19	91,000	91,000	(a)
General Dynamics Corp.
2.13%	08/15/26	16,000	14,475	(a)
General Motors Co.
5.20%	04/01/45	7,000	6,862	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	56,000	55,878	(a)
3.20%	07/13/20	26,000	25,925
5.25%	03/01/26	74,000	78,175	(a)
Georgia-Pacific LLC
3.60%	03/01/25	12,000	12,072	(a,i)
Gilead Sciences Inc.
2.55%	09/01/20	19,000	18,845
2.95%	03/01/27	7,000	6,641	(a)
3.50%	02/01/25	28,000	27,999	(a)
3.65%	03/01/26	28,000	28,091	(a)
4.15%	03/01/47	33,000	32,620	(a)
4.80%	04/01/44	20,000	21,581	(a)
Glencore Funding LLC
2.50%	01/15/19	99,000	98,648	(i)
H&E Equipment Services Inc.
5.63%	09/01/25	5,000	5,038
Halliburton Co.
3.80%	11/15/25	38,000	38,096	(a)
5.00%	11/15/45	22,000	23,996	(a)
HCA Inc.
4.75%	05/01/23	122,000	122,915	(a)
Hess Corp.
4.30%	04/01/27	11,000	10,765	(a)
5.60%	02/15/41	11,000	11,230	(a)
5.80%	04/01/47	6,000	6,277	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	11,000	11,747	(a)
Highwoods Realty LP
4.13%	03/15/28	25,000	24,860
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	60,000	59,400	(a,i)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	50,000	51,298	(d)
Hyundai Capital America
3.10%	04/05/22	18,000	17,673	(a,i)
IBM Credit LLC
2.65%	02/05/21	200,000	198,938

		Principal Amount	Fair Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	$54,000	$55,114	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	55,000	55,008	(a)
Intel Corp.
2.60%	05/19/26	73,000	68,932	(a)
2.88%	05/11/24	39,000	38,145	(a)
International Paper Co.
4.40%	08/15/47	38,000	36,224	(a)
Interstate Power & Light Co.
3.40%	08/15/25	150,000	147,848	(a)
IPALCO Enterprises Inc.
3.70%	09/01/24	5,000	4,912	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	32,000	32,680	(a,i)
Jabil Inc.
3.95%	01/12/28	46,000	44,560	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	18,000	18,563	(a,i)
Jefferies Group LLC
5.13%	01/20/23	78,000	82,471	(a)
6.50%	01/20/43	26,000	29,005	(a)
Johnson & Johnson
2.63%	01/15/25	88,000	85,078	(a)
3.63%	03/03/37	29,000	28,910	(a)
Johnson Controls International PLC
4.50%	02/15/47	14,000	14,231	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	42,000	40,786	(a)
2.55%	10/29/20	92,000	90,818	(a)
3.30%	04/01/26	77,000	74,471	(a)
3.63%	12/01/27	28,000	26,860	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	48,000	46,454	(a,d)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	70,000	67,817	(a,d)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	19,000	18,000	(a,d)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	29,000	28,124	(a,d)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	45,000	42,913	(a,d)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	110,000	115,500	(a,d)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	44,000	44,202	(a,d)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	19,000	18,998
6.38%	03/01/41	17,000	19,295	(a)
Kinder Morgan Inc.
3.05%	12/01/19	16,000	15,961	(a)
4.30%	03/01/28	70,000	69,563
5.05%	02/15/46	17,000	16,677	(a)
5.55%	06/01/45	31,000	32,407	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	32,000	29,283	(a)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	55,000	53,278	(a)
4.50%	07/16/18	102,000	102,723	(a)
Lamb Weston Holdings Inc.
4.63%	11/01/24	60,000	59,550	(a,i)
Lee Enterprises Inc.
9.50%	03/15/22	78,000	81,120	(a,i)
Lennar Corp.
4.50%	11/15/19	41,000	41,513	(a)
4.75%	05/30/25	39,000	38,294	(a)
4.75%	11/29/27	38,000	36,480	(a,i)
Levi Strauss & Co.
5.00%	05/01/25	59,000	59,442	(a)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Lincoln National Corp.
3.63%	12/12/26	$54,000	$53,232	(a	)
3.80%	03/01/28	34,000	33,705	(a	)
4.35%	03/01/48	24,000	23,672	(a	)
Lithia Motors Inc.
5.25%	08/01/25	12,000	12,000	(a,i	)
Lockheed Martin Corp.
3.55%	01/15/26	33,000	32,807	(a	)
3.80%	03/01/45	16,000	15,107	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	13,000	12,108	(a	)
LYB International Finance BV
4.88%	03/15/44	11,000	11,504	(a	)
LYB International Finance II BV
3.50%	03/02/27	17,000	16,333	(a	)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	9,000	7,331	(a	)
Marathon Oil Corp.
3.85%	06/01/25	21,000	20,771	(a	)
Marathon Petroleum Corp.
3.63%	09/15/24	38,000	37,743	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	45,000	44,650	(a	)
Masco Corp.
3.50%	11/15/27	15,000	14,320	(a	)
McDonald’s Corp.
3.70%	01/30/26	44,000	44,253	(a	)
4.88%	12/09/45	17,000	18,482	(a	)
Medtronic Inc.
2.50%	03/15/20	58,000	57,649
4.63%	03/15/45	52,000	56,778	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	26,000	26,462	(a	)
Merck & Company Inc.
2.75%	02/10/25	84,000	81,028	(a	)
MetLife Inc.
4.05%	03/01/45	10,000	9,574
4.72%	12/15/44	27,000	28,762	(a	)
MGM Resorts International
4.63%	09/01/26	37,000	35,335	(a	)
6.63%	12/15/21	98,000	105,262	(a	)
Microsoft Corp.
1.55%	08/08/21	40,000	38,421	(a	)
2.40%	08/08/26	50,000	46,539	(a	)
3.45%	08/08/36	24,000	23,454	(a	)
3.70%	08/08/46	24,000	23,628	(a	)
4.00%	02/12/55	38,000	38,524	(a	)
4.10%	02/06/37	12,000	12,724	(a	)
4.25%	02/06/47	28,000	30,153	(a	)
4.50%	02/06/57	13,000	14,339	(a	)
Mizuho Financial Group Inc.
2.63%	04/12/21	200,000	195,934	(a,i	)
Molina Healthcare Inc.
4.88%	06/15/25	56,000	52,290	(a,i	)
Molson Coors Brewing Co.
2.10%	07/15/21	60,000	57,692	(a	)
4.20%	07/15/46	15,000	14,157	(a	)
Monsanto Co.
4.70%	07/15/64	10,000	9,611	(a	)
Morgan Stanley
2.45%	02/01/19	138,000	137,687	(a	)
2.63%	11/17/21	78,000	76,076	(a	)
2.65%	01/27/20	44,000	43,710	(a	)
2.75%	05/19/22	44,000	42,893	(a	)
3.63%	01/20/27	5,000	4,893	(a	)
3.70%	10/23/24	22,000	21,888	(a	)
3.95%	04/23/27	93,000	90,623	(a	)
4.10%	05/22/23	106,000	107,702	(a	)
4.38%	01/22/47	43,000	43,998	(a	)
5.00%	11/24/25	61,000	64,028
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	48,000	47,161	(a,d	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	24,000	23,400	(a,d	)

		Principal Amount	Fair Value
MPLX LP
3.38%	03/15/23	$29,000	$28,707	(a	)
4.50%	04/15/38	30,000	29,613	(a	)
4.70%	04/15/48	25,000	24,473	(a	)
5.20%	03/01/47	7,000	7,318	(a	)
Murphy Oil Corp.
5.75%	08/15/25	134,000	132,325	(a	)
Mylan Inc.
4.55%	04/15/28	52,000	52,161	(e,i	)
5.20%	04/15/48	21,000	21,227	(e,i	)
Mylan N.V.
3.15%	06/15/21	20,000	19,727	(a	)
3.95%	06/15/26	19,000	18,426	(a	)
National Retail Properties Inc.
4.00%	11/15/25	43,000	42,834	(a	)
Navient Corp.
8.00%	03/25/20	72,000	76,680	(a	)
Newell Brands Inc.
3.85%	04/01/23	13,000	12,965	(a	)
4.20%	04/01/26	5,000	4,953	(a	)
5.50%	04/01/46	29,000	30,595	(a	)
Newmont Mining Corp.
4.88%	03/15/42	35,000	36,799	(a	)
Nexen Energy ULC
6.40%	05/15/37	12,000	14,900	(a	)
NGPL PipeCo LLC
4.88%	08/15/27	10,000	9,900	(a,i	)
Noble Energy Inc.
3.90%	11/15/24	46,000	46,317	(a	)
5.05%	11/15/44	10,000	10,440
Nordstrom Inc.
5.00%	01/15/44	2,000	1,875	(a	)
Northern States Power Co.
2.20%	08/15/20	94,000	92,646	(a	)
Northrop Grumman Corp.
2.08%	10/15/20	16,000	15,649	(a	)
2.55%	10/15/22	24,000	23,261	(a	)
2.93%	01/15/25	43,000	41,234	(a	)
3.25%	01/15/28	33,000	31,513	(a	)
3.85%	04/15/45	9,000	8,445	(a	)
4.03%	10/15/47	25,000	24,060	(a	)
Novartis Capital Corp.
3.00%	11/20/25	6,000	5,855	(a	)
NRG Energy Inc.
6.25%	07/15/22	59,000	60,752	(a	)
Nucor Corp.
4.13%	09/15/22	18,000	18,671	(a	)
Occidental Petroleum Corp.
4.10%	02/15/47	19,000	19,018	(a	)
4.20%	03/15/48	20,000	20,176
Omnicom Group Inc.
3.63%	05/01/22	25,000	25,207	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	8,000	7,842	(a,i	)
Oracle Corp.
1.90%	09/15/21	41,000	39,590	(a	)
2.40%	09/15/23	28,000	26,819	(a	)
3.25%	11/15/27	43,000	41,924	(a	)
3.80%	11/15/37	18,000	17,750	(a	)
4.00%	07/15/46 – 11/15/47	42,000	41,538	(a	)
Owens Corning
4.40%	01/30/48	20,000	18,557	(a	)
Pacific Gas & Electric Co.
3.40%	08/15/24	138,000	135,312	(a	)
PacifiCorp
6.25%	10/15/37	55,000	71,657	(a	)
Packaging Corporation of America
3.40%	12/15/27	45,000	43,116	(a	)
Parker-Hannifin Corp.
3.25%	03/01/27	89,000	87,039	(a	)
Party City Holdings Inc.
6.13%	08/15/23	20,000	20,350	(a,i	)
Penske Automotive Group Inc.
5.38%	12/01/24	50,000	50,000	(a	)
PepsiCo Inc.
3.45%	10/06/46	15,000	13,805	(a	)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Petroleos Mexicanos
4.50%	01/23/26	$45,000	$43,531	(a)
5.35%	02/12/28	15,000	14,771	(a,i)
5.38%	03/13/22	50,000	52,055
5.63%	01/23/46	19,000	16,939	(a)
6.35%	02/12/48	15,000	14,493	(a,i)
6.38%	01/23/45	25,000	24,288	(a)
6.50%	03/13/27	50,000	53,400
6.75%	09/21/47	40,000	40,515	(a)
PetSmart Inc.
5.88%	06/01/25	50,000	36,000	(a,i)
Pfizer Inc.
3.00%	12/15/26	50,000	48,407	(a)
4.13%	12/15/46	19,000	19,584	(a)
4.40%	05/15/44	10,000	10,698	(a)
Philip Morris International Inc.
4.13%	03/04/43	32,000	31,669	(a)
Phillips 66
3.90%	03/15/28	50,000	49,806
Phillips 66 Partners LP
3.75%	03/01/28	43,000	41,567	(a)
4.68%	02/15/45	25,000	24,351	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	16,000	14,260	(a)
5.75%	01/15/20	29,000	30,130	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	19,000	19,000	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	55,000	52,029	(a)
Precision Castparts Corp.
4.38%	06/15/45	24,000	25,855	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	20,000	19,078	(a,d)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	43,000	44,051	(a,d)
Public Service Electric & Gas Co.
2.38%	05/15/23	72,000	69,219	(a)
PulteGroup Inc.
4.25%	03/01/21	20,000	20,150	(a)
5.50%	03/01/26	60,000	61,987	(a)
QUALCOMM Inc.
2.90%	05/20/24	22,000	21,037	(a)
3.00%	05/20/22	13,000	12,802	(a)
3.25%	05/20/27	4,000	3,794	(a)
4.30%	05/20/47	7,000	6,780	(a)
Realty Income Corp.
3.00%	01/15/27	23,000	21,371	(a)
Republic Services Inc.
3.38%	11/15/27	18,000	17,347	(a)
Reynolds American Inc.
4.45%	06/12/25	7,000	7,199	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	21,000	21,400	(a)
Rockwell Collins Inc.
3.50%	03/15/27	52,000	50,145	(a)
Rogers Communications Inc.
5.00%	03/15/44	13,000	14,321	(a)
RPM International Inc.
3.75%	03/15/27	44,000	42,962	(a)
Ryder System Inc.
2.45%	09/03/19	110,000	109,205	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	41,000	40,387	(a)
5.00%	03/15/27	16,000	16,615	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	78,000	77,091	(a)
3.70%	03/28/22	71,000	71,128
4.40%	07/13/27	29,000	28,718
Schlumberger Holdings Corp.
3.00%	12/21/20	32,000	31,921	(a,i)
4.00%	12/21/25	16,000	16,270	(a,i)
Select Income REIT
4.25%	05/15/24	44,000	42,805	(a)

		Principal Amount	Fair Value
Sempra Energy
3.40%	02/01/28	$28,000	$26,852	(a)
3.80%	02/01/38	18,000	16,973	(a)
4.00%	02/01/48	18,000	16,840	(a)
Shell International Finance BV
3.25%	05/11/25	30,000	29,807
3.40%	08/12/23	59,000	59,657	(a)
3.75%	09/12/46	16,000	15,465	(a)
4.13%	05/11/35	23,000	23,826	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	36,000	34,764	(a)
2.88%	09/23/23	47,000	44,860	(a)
3.20%	09/23/26	16,000	14,935	(a)
Simon Property Group LP
3.38%	06/15/27	44,000	42,477	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	103,000	103,901	(a)
Smithfield Foods Inc.
2.70%	01/31/20	16,000	15,774	(a,i)
4.25%	02/01/27	24,000	23,756	(a,i)
South Carolina Electric & Gas Co.
4.10%	06/15/46	7,000	6,720	(a)
Southern California Edison Co.
2.40%	02/01/22	34,000	33,104	(a)
Southern Copper Corp.
5.88%	04/23/45	18,000	20,378	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	38,000	35,243	(a)
Spectra Energy Partners LP
3.38%	10/15/26	15,000	14,143	(a)
4.50%	03/15/45	8,000	7,745	(a)
Sprint Corp.
7.63%	02/15/25	134,000	131,494	(a)
Standard Industries Inc.
5.38%	11/15/24	118,000	119,475	(a,i)
Suncor Energy Inc.
4.00%	11/15/47	13,000	12,728	(a)
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	41,000	39,015	(a)
Sunoco LP/Sunoco Finance Corp.
4.88%	01/15/23	17,000	16,426	(a,i)
5.88%	03/15/28	27,000	26,156	(a,i)
Sysco Corp.
3.25%	07/15/27	37,000	35,504	(a)
T-Mobile USA Inc.
4.50%	02/01/26	65,000	62,237	(a)
6.63%	04/01/23	62,000	64,052	(a)
Tampa Electric Co.
4.35%	05/15/44	38,000	38,692	(a)
Target Corp.
2.50%	04/15/26	41,000	38,043	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	18,000	19,839	(a,i)
Teck Resources Ltd.
4.75%	01/15/22	38,000	38,380	(a)
Telefonica Emisiones SAU
4.10%	03/08/27	150,000	149,596	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	90,000	90,675	(a)
6.00%	10/01/20	96,000	99,245	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	122,000	117,789	(a)
2.20%	07/21/21	18,000	16,212	(a)
The Allstate Corp.
4.20%	12/15/46	18,000	18,220	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	51,000	53,690	(a,d)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	44,000	42,811	(a,d)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	100,000	97,250	(a,d)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	61,000	57,966	(a,d)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
The Boeing Co.
3.25%	03/01/28	$50,000	$49,484
3.55%	03/01/38	50,000	48,775
The Dow Chemical Co.
4.25%	10/01/34	36,000	36,130	(a	)
The George Washington University
4.13%	09/15/48	25,000	25,288	(e	)
The Goldman Sachs Group Inc.
2.30%	12/13/19	138,000	136,461	(a	)
2.35%	11/15/21	77,000	74,307	(a	)
2.63%	04/25/21	61,000	59,721	(a	)
2.90%	07/19/18	60,000	60,144	(a	)
3.85%	01/26/27	67,000	66,047	(a	)
4.25%	10/21/25	28,000	28,145	(a	)
4.80%	07/08/44	17,000	18,301	(a	)
5.15%	05/22/45	43,000	46,310	(a	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	88,000	85,695	(a,d	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	48,000	46,976	(a,d	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	28,000	27,075	(a,d	)
The Hartford Financial Services Group Inc. (3.96% fixed rate until 04/02/18; 2.13% + 3 month USD LIBOR thereafter)
3.96%	02/12/47	30,000	29,168	(a,d,i	)
The Home Depot Inc.
3.35%	09/15/25	56,000	55,793	(a	)
3.50%	09/15/56	20,000	17,875	(a	)
3.90%	06/15/47	19,000	18,858	(a	)
The Kroger Co.
2.95%	11/01/21	57,000	56,500	(a	)
4.65%	01/15/48	17,000	16,521	(a	)
The Mosaic Co.
5.63%	11/15/43	8,000	8,405	(a	)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	38,000	37,525	(a,i	)
The Sherwin-Williams Co.
2.25%	05/15/20	39,000	38,336	(a	)
2.75%	06/01/22	15,000	14,599	(a	)
3.45%	06/01/27	18,000	17,253	(a	)
4.50%	06/01/47	27,000	26,955	(a	)
The Southern Co.
1.85%	07/01/19	138,000	136,130
3.25%	07/01/26	21,000	19,932	(a	)
4.40%	07/01/46	15,000	15,007	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	99,000	94,774	(a,d	)
The Walt Disney Co.
4.13%	06/01/44	16,000	16,788	(a	)
Time Warner Cable LLC
4.50%	09/15/42	7,000	6,137	(a	)
6.55%	05/01/37	26,000	29,181	(a	)
Time Warner Inc.
5.35%	12/15/43	42,000	44,809	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	32,000	31,365	(i	)
Tyco Electronics Group S.A.
2.35%	08/01/19	84,000	83,552	(a	)
3.13%	08/15/27	43,000	41,366	(a	)
Tyson Foods Inc.
2.65%	08/15/19	16,000	15,920	(a	)
4.55%	06/02/47	8,000	8,024	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	94,000	96,585	(a,d	)
Union Pacific Corp.
3.60%	09/15/37	11,000	10,606	(a	)
4.10%	09/15/67	17,000	16,346	(a	)
United Technologies Corp.
3.75%	11/01/46	14,000	12,631	(a	)
UnitedHealth Group Inc.
4.75%	07/15/45	37,000	40,687	(a	)

		Principal Amount	Fair Value
Vale Overseas Ltd.
4.38%	01/11/22	$8,000	$8,193	(a	)
6.25%	08/10/26	29,000	32,463	(a	)
6.88%	11/10/39	15,000	17,755	(a	)
Vale S.A.
5.63%	09/11/42	10,000	10,550	(a	)
Valeant Pharmaceuticals International Inc.
7.00%	03/15/24	90,000	93,825	(a,i	)
Valvoline Inc.
4.38%	08/15/25	31,000	30,033	(a	)
Ventas Realty LP
3.25%	10/15/26	49,000	46,138	(a	)
Verizon Communications Inc.
3.38%	02/15/25	57,000	56,076	(a	)
4.40%	11/01/34	38,000	37,479	(a	)
4.67%	03/15/55	26,000	24,713	(a	)
4.86%	08/21/46	85,000	85,841	(a	)
5.01%	04/15/49	16,000	16,610	(a	)
5.25%	03/16/37	26,000	27,990	(a	)
Viacom Inc.
3.45%	10/04/26	23,000	21,766	(a	)
5.25%	04/01/44	7,000	7,110	(a	)
Virginia Electric & Power Co.
4.00%	11/15/46	48,000	47,562	(a	)
Visa Inc.
3.15%	12/14/25	41,000	40,305	(a	)
4.30%	12/14/45	22,000	23,492	(a	)
Vornado Realty LP
3.50%	01/15/25	28,000	27,104	(a	)
Vulcan Materials Co.
3.90%	04/01/27	18,000	17,736	(a	)
Wabtec Corp.
3.45%	11/15/26	45,000	43,088	(a	)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	11,000	10,692	(a	)
Walmart Inc.
3.63%	12/15/47	22,000	21,418	(a	)
WEC Energy Group Inc.
3.55%	06/15/25	70,000	69,504	(a	)
WellCare Health Plans Inc.
5.25%	04/01/25	44,000	44,167	(a	)
Wells Fargo & Co.
2.63%	07/22/22	88,000	85,122	(a	)
3.90%	05/01/45	5,000	4,884	(a	)
4.75%	12/07/46	66,000	67,669	(a	)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	45,000	43,891	(a,d	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	66,000	69,432	(a,d	)
Wells Fargo & Co. (5.89% fixed rate until 06/15/18; 3.77% + 3 month USD LIBOR thereafter)
5.89%	03/29/49	44,000	44,627	(a,d	)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	62,000	63,866	(a,d	)
Wells Fargo Bank NA
2.60%	01/15/21	250,000	246,540	(a	)
Western Digital Corp.
4.75%	02/15/26	30,000	30,016	(a	)
Western Gas Partners LP
4.00%	07/01/22	12,000	12,003	(a	)
5.38%	06/01/21	35,000	36,515	(a	)
Westlake Chemical Corp.
3.60%	08/15/26	28,000	27,073	(a	)
4.38%	11/15/47	5,000	4,825	(a	)
5.00%	08/15/46	11,000	11,593	(a	)
WestRock Co.
3.00%	09/15/24	32,000	30,590	(a,i	)
Williams Partners LP
3.75%	06/15/27	14,000	13,391	(a	)
3.90%	01/15/25	28,000	27,627	(a	)
4.85%	03/01/48	25,000	24,741
4.90%	01/15/45	11,000	10,895	(a	)
5.40%	03/04/44	7,000	7,335	(a	)

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

		Principal Amount	Fair Value
Willis North America Inc.
3.60%	05/15/24	$43,000	$42,294	(a	)
WPP Finance 2010
3.75%	09/19/24	43,000	42,377	(a	)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	42,000	41,160	(a,i	)
Xilinx Inc.
2.95%	06/01/24	28,000	26,896	(a	)
XPO Logistics Inc.
6.50%	06/15/22	38,000	39,235	(a,i	)
Yamana Gold Inc.
4.63%	12/15/27	28,000	27,483	(a,i	)
Zoetis Inc.
3.00%	09/12/27	19,000	17,831	(a	)
			25,917,647
Non-Agency Collateralized Mortgage Obligations – 1.0%
BANK 2018-BNK10
4.16%	02/15/61	47,011	46,248	(d	)
BXP Trust 2017-GM
3.38%	06/13/39	171,000	169,161	(i	)
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	100,000	101,871
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	90,682	86,806
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	228,583	231,596	(d	)
4.03%	12/10/49	78,331	80,436	(d	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	55,000	58,148	(d	)
GS Mortgage Securities Corp. II
4.14%	03/10/51	73,000	75,446	(d	)
GS Mortgage Securities Trust 2015-GC28
1.13%	02/10/48	970,958	47,857	(d,f	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	181,000	172,577
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	197,062	199,502
GS Mortgage Securities Trust 2017-GS8 A4
3.47%	11/10/50	184,426	182,876
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25,000	25,608	(d	)
LB-UBS Commercial Mortgage Trust 2004-C8
0.33%	12/15/39	13,148	16	(d,f,i	)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	30,319	30,301	(i	)
6.11%	07/15/40	13,215	13,204	(d	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	284	—	(a,f,	**)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.38%	02/15/48	708,735	45,892	(d,f	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.95%	03/15/48	851,609	41,090	(d,f	)
Morgan Stanley Capital I Trust 2006-IQ11
6.25%	10/15/42	40,000	41,129	(d	)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	14,133	14,119	(d	)
Morgan Stanley Capital I Trust 2007-IQ16
6.12%	12/12/49	1,313	1,312	(d	)
Morgan Stanley Capital I Trust 2016-UBS9
1.23%	03/15/49	570,510	38,156	(d,f	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.28%	02/15/48	938,480	60,485	(d,f	)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	115,209	116,472
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	55,000	56,762
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	123,000	127,503	(d	)
4.59%	03/15/47	38,681	32,780	(d,i	)
			2,097,353
Sovereign Bonds – 0.2%
Government of Colombia
2.63%	03/15/23	200,000	191,200
Government of Mexico
4.00%	10/02/23	30,000	30,758
4.75%	03/08/44	62,000	60,264	(a	)

		Principal Amount	Fair Value
Government of Peru
5.63%	11/18/50	$29,000	$35,055	(a	)
Government of Uruguay
5.10%	06/18/50	30,308	31,383
			348,660
Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	25,000	32,479	(a	)
Commonwealth of Massachusetts
5.00%	01/01/45	100,000	115,779
Metropolitan St. Louis Sewer District
5.00%	05/01/47	100,000	115,616
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,549	(a	)
New York City Water & Sewer System
5.00%	06/15/40	300,000	347,967
Port Authority of New York & New Jersey
4.46%	10/01/62	95,000	103,958	(a	)
State of California
5.70%	11/01/21	55,000	60,343	(a	)
State of Illinois
5.10%	06/01/33	25,000	23,433	(a	)
The University of Texas System
3.35%	08/15/47	25,000	23,840	(a	)
			838,964
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	36,429	787	(j,k	)
Total Bonds and Notes (Cost $60,767,337)			60,388,671

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 30.3%

Exchange Traded & Mutual Funds – 30.3%
SPDR Bloomberg Barclays High Yield Bond ETF		173,223	6,210,045	(a,l	)
State Street Global Equity ex-U.S. Index Portfolio		5,203,889	55,889,771	(a,l	)
Total Exchange Traded & Mutual Funds (Cost $56,279,091)			62,099,816

Total Investments in Securities (Cost $183,835,457)			198,981,797

Short-Term Investments – 3.8%

Short-Term Investment Companies – 3.8%
Dreyfus Treasury & Agency Cash Management – Institutional Shares 1.49%			2,164,703
State Street Institutional Treasury Money Market Fund – Premier Class 1.51%			1,573,365	(a,g,l	)
State Street Institutional Treasury Plus Fund – Premier Class 1.55%			2,164,703	(a,g,l	)
State Street Institutional U.S. Government Money Market Fund – Class G Shares 1.62%			1,856,931	(a,g,l	)
			7,759,702

U.S. Treasuries – 0.0% *

U.S. Treasury Bill 1.50%			19,945	(a,g	)
Total Short-Term Investments (Cost $7,779,647)			7,779,647

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Total Investments (Cost $191,615,104)	206,761,444

Liabilities in Excess of Other Assets, net – (0.9)%	(1,844,423)

NET ASSETS – 100.0%	$204,917,021

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$1,516	1.00%/ Quarterly	12/20/22	$(28,125)	$(30,169)	$2,044
Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Received Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

CME Group Inc.	$461	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.62%	10/16/43	$23,588	$—	$23,588
CME Group Inc.	$175	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.65%	11/07/43	$8,109	$—	$8,109
CME Group Inc.	$283	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.67%	10/24/43	$11,760	$—	$11,761
CME Group Inc.	$843	Receives/ Quarterly	3 month U.S. Dollar LIBOR	2.77%	01/16/44	$20,743	$—	$20,743
								$64,201

The Fund had the following long futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Ultra Long-Term U.S. Treasury Bond Futures	June 2018	23	3,562,895	$3,690,781	$127,887
10 Yr. U.S. Treasury Notes Futures	June 2018	96	11,509,035	11,629,500	120,464
5 Yr. U.S. Treasury Notes Futures	June 2018	17	1,939,837	1,945,836	5,999
S&P 500 Emini Index Futures	June 2018	3	418,354	396,450	(21,904)

					$232,446

The Fund had the following short futures contracts open at March 31, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

2 Yr. U.S. Treasury Notes Futures	June 2018	14	(2,974,812)	$(2,976,531)	$(1,719)
10 Yr. U.S. Treasury Ultra Futures	June 2018	11	(1,407,890)	(1,428,453)	(20,563)
U.S. Long Bond Futures	June 2018	1	(145,092)	(146,625)	(1,533)

					$(23,815)

					$208,631

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Non-income producing security.

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2018.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(g)	Coupon amount represents effective yield.
(h)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(i)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to $3,499,908 or 1.71% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .
(j)	Security is in default.
(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
(l)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SPDR	Standard and Poor’s Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$74,519,191	$—	$—	$74,519,191
	Foreign Equity	1,974,119	—	—	1,974,119
	U.S. Treasuries	—	23,120,998	—	23,120,998
	Agency Mortgage Backed	—	6,534,337	—	6,534,337
	Agency Collateralized Mortgage Obligations	—	105,156	—	105,156
	Asset Backed	—	1,424,769	—	1,424,769
	Corporate Notes	—	25,917,647	—	25,917,647
	Non-Agency Collateralized Mortgage Obligations	—	2,097,353	—	2,097,353
	Sovereign Bonds	—	348,660	—	348,660
	Municipal Bonds and Notes	—	838,964	—	838,964
	FNMA (TBA)	—	—	787	787
	Exchange Traded & Mutual Funds	62,099,816	—	—	62,099,816
	Short-Term Investments	4,021,634	3,758,013	—	7,779,647

	Total Investments in Securities	$142,614,760	$64,145,897	$787	$206,761,444

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$2,044	$—	$2,044
	Interest Rate Swap Contracts - Unrealized Depreciation	—	64,201	—	64,201
	Long Futures Contracts - Unrealized Appreciation	254,350	—	—	254,350
	Long Futures Contracts - Unrealized Depreciation	(21,904)	—	—	(21,904)
	Short Futures Contracts - Unrealized Depreciation	(23,815)	—	—	(23,815)

	Total Other Financial Instruments	$208,631	$66,245	$—	$274,876

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

The Fund was invested in the following countries/territories at March 31, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	97.12%
Ireland	0.43%
United Kingdom	0.36%
Canada	0.27%
Netherlands	0.25%
Luxembourg	0.18%
Germany	0.18%
France	0.18%
Switzerland	0.17%
Mexico	0.17%
Singapore	0.16%
Colombia	0.12%
Japan	0.09%
Supranational	0.08%
Spain	0.07%
Bermuda	0.06%
Brazil	0.02%
Peru	0.02%
Cayman Islands	0.02%
Uruguay	0.02%
Jersey	0.01%
Australia	0.01%
China	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2018 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded Funds	30.03%	0.00%	30.03%
Diversified Banks	1.91%	0.00%	1.91%
Internet Software & Services	1.75%	0.00%	1.75%
Pharmaceuticals	1.67%	0.02%	1.69%
Technology Hardware, Storage & Peripherals	1.58%	0.03%	1.61%
Systems Software	1.47%	0.00%	1.47%
Semiconductors	1.21%	0.16%	1.37%
Internet & Direct Marketing Retail	1.36%	0.00%	1.36%
Aerospace & Defense	1.07%	0.00%	1.07%
Data Processing & Outsourced Services	1.06%	0.00%	1.06%
Healthcare Equipment	0.81%	0.18%	0.99%
Biotechnology	0.98%	0.00%	0.98%
Integrated Oil & Gas	0.96%	0.00%	0.96%
Integrated Telecommunication Services	0.68%	0.00%	0.68%
Managed Healthcare	0.68%	0.00%	0.68%
Electric Utilities	0.66%	0.00%	0.66%
Multi-Sector Holdings	0.64%	0.00%	0.64%
Industrial Conglomerates	0.64%	0.00%	0.64%
Soft Drinks	0.60%	0.00%	0.60%
Household Products	0.54%	0.00%	0.54%
Oil & Gas Exploration & Production	0.54%	0.00%	0.54%
Regional Banks	0.52%	0.00%	0.52%
IT Consulting & Other Services	0.37%	0.15%	0.52%
Application Software	0.50%	0.00%	0.50%
Movies & Entertainment	0.47%	0.00%	0.47%
Home Improvement Retail	0.46%	0.00%	0.46%
Tobacco	0.45%	0.00%	0.45%
Asset Management & Custody Banks	0.43%	0.00%	0.43%
Specialized REITs	0.43%	0.00%	0.43%
Investment Banking & Brokerage	0.42%	0.00%	0.42%
Restaurants	0.42%	0.00%	0.42%
Communications Equipment	0.39%	0.00%	0.39%
Packaged Foods & Meats	0.39%	0.00%	0.39%
Cable & Satellite	0.37%	0.00%	0.37%
Multi-Utilities	0.35%	0.00%	0.35%
Hypermarkets & Super Centers	0.35%	0.00%	0.35%
Railroads	0.34%	0.00%	0.34%
Financial Exchanges & Data	0.33%	0.00%	0.33%
Property & Casualty Insurance	0.20%	0.12%	0.32%
Life Sciences Tools & Services	0.32%	0.00%	0.32%
Industrial Machinery	0.30%	0.01%	0.31%
Life & Health Insurance	0.30%	0.00%	0.30%
Oil & Gas Equipment & Services	0.26%	0.02%	0.28%
Consumer Finance	0.27%	0.00%	0.27%
Diversified Chemicals	0.27%	0.00%	0.27%
Air Freight & Logistics	0.25%	0.00%	0.25%

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Industry	Domestic	Foreign	Total

Construction Machinery & Heavy Trucks	0.23%	0.00%	0.23%
Oil & Gas Refining & Marketing	0.22%	0.00%	0.22%
Hotels, Resorts & Cruise Lines	0.20%	0.00%	0.20%
Electrical Components & Equipment	0.20%	0.00%	0.20%
Drug Retail	0.19%	0.00%	0.19%
Specialty Chemicals	0.19%	0.00%	0.19%
Airlines	0.19%	0.00%	0.19%
Insurance Brokers	0.09%	0.09%	0.18%
Semiconductor Equipment	0.18%	0.00%	0.18%
Retail REITs	0.17%	0.00%	0.17%
Apparel Retail	0.17%	0.00%	0.17%
Home Entertainment Software	0.16%	0.00%	0.16%
Automobile Manufacturers	0.15%	0.00%	0.15%
Residential REITs	0.15%	0.00%	0.15%
Multi-Line Insurance	0.14%	0.00%	0.14%
Footwear	0.14%	0.00%	0.14%
Healthcare Services	0.14%	0.00%	0.14%
General Merchandise Stores	0.14%	0.00%	0.14%
Fertilizers & Agricultural Chemicals	0.13%	0.00%	0.13%
Apparel, Accessories & Luxury Goods	0.13%	0.00%	0.13%
Healthcare Distributors	0.12%	0.00%	0.12%
Industrial Gases	0.12%	0.00%	0.12%
Building Products	0.11%	0.01%	0.12%
Oil & Gas Storage & Transportation	0.12%	0.00%	0.12%
Paper Packaging	0.11%	0.00%	0.11%
Automotive Retail	0.10%	0.00%	0.10%
Research & Consulting Services	0.07%	0.02%	0.09%
Distillers & Vintners	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Electronic Components	0.09%	0.00%	0.09%
Office REITs	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Trading Companies & Distributors	0.07%	0.00%	0.07%
Industrial REITs	0.07%	0.00%	0.07%
Personal Products	0.07%	0.00%	0.07%
Healthcare Supplies	0.07%	0.00%	0.07%
Electronic Manufacturing Services	0.01%	0.06%	0.07%
Home Building	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Casinos & Gaming	0.05%	0.00%	0.05%
Auto Parts & Equipment	0.02%	0.03%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Department Stores	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Agricultural Products	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Leisure Products	0.03%	0.00%	0.03%
Diversified Support Services	0.02%	0.00%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Housewares & Specialties	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Reinsurance	0.00%	0.02%	0.02%
Trucking	0.02%	0.00%	0.02%
Publishing	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Electronic Equipment & Instruments	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%

Elfun Diversified Fund

Schedule of Investments	March 31, 2018 (Unaudited)

Industry	Domestic	Foreign	Total

Motorcycle Manufacturers	0.01%	0.00%	0.01%
Tires & Rubber	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			67.03%

Sector	Percentage (based on Fair Value)

Corporate Notes	12.54%
U.S. Treasuries	11.18%
Agency Mortgage Backed	3.16%
Non-Agency Collateralized Mortgage Obligations	1.01%
Asset Backed	0.69%
Municipal Bonds and Notes	0.41%
Sovereign Bonds	0.17%
Agency Collateralized Mortgage Obligations	0.05%
FNMA (TBA)	0.00%

29.21%

Short-Term Investments

Short-Term Investments	3.76%

3.76%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income

SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,360,749	$—	$—	$—	$(150,704)	173,223	$6,210,045	$56,103
State Street Corp.	1,259	122,891	—	—	—	2,669	1,259	125,560	529
State Street Global Equity ex-U.S. Index Portfolio	5,392,983	58,298,151	—	2,150,001	194,965	(453,344)	5,203,889	55,889,771	—
State Street Institutional Treasury Money Market Fund – Premier Class	1,588,325	1,588,325	2,372,973	2,387,934	—	—	1,573,364	1,573,364	4,622
State Street Institutional Treasury Plus Fund – Premier Class	2,107,995	2,107,995	787,955	731,247	—	—	2,164,703	2,164,703	7,287
State Street Institutional U.S. Government Money Market Fund – Class G Shares	1,759,353	1,759,353	4,406,388	4,308,810	—	—	1,856,931	1,856,931	5,766

TOTAL		$70,237,464	$7,567,316	$9,577,992	$194,965	$(601,379)		$67,820,374	$74,307

Notes to Financial Statements

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Boards.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period. The Fund had no transfers between levels for the period ended March 31, 2018.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the year ended March 31, 2018, the Fund entered into futures contracts to equitize cash and manage interest rate risk.

Credit Default Swaps

During the period ended March 31, 2018, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2018, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Income Taxes

At March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)

$319,782,894	$19,011,746	$132,033,196	$(113,021,450)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham President

Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham President (Principal Executive Officer)

Date: May 18, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg Treasurer (Principal Financial Officer)

Date: May 18, 2018